Other general administrative expenses - Schedule of number of offices (Details) - branch	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Number of offices	8,518	9,019	9,229
Spain
Disclosure of geographical areas [line items]
Number of offices	1,924	1,966	1,998
Group
Disclosure of geographical areas [line items]
Number of offices	6,594	7,053	7,231